Unsecured Notes Payable and Warrants (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2020	Jan. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Oct. 31, 2020
Statements [Line Items]
Aggregate principal amount of Unsecured Notes			$ 200
Unsecured Notes interest			7.00%
Issuance of unsecured notes, description			The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx. On the Acquisition Date, the fair value of the warrants, which are included in non-controlling interest, was determined to be $2.5 million using the Black Scholes Model.
Fair value of warrant liabilities			$ 24,000
Shares received			363,718
Loss on extinguishment of debt			$ 223	$ 33
Portage
Statements [Line Items]
Number of exercise of warrants, issued					12,083,395
Number of exercise of warrants, outstanding					49,701
SalvaRx
Statements [Line Items]
Aggregate principal amount of Unsecured Notes		$ 3,960
Unsecured Notes interest		7.00%
Acquistion, description		Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or earlier upon a qualifying event), that bear interest at 7% per annum (the "SalvaRx Notes").
Payment for settlement	$ 1,770
Warrants exercised	397,604
Exercise Price	$ 6.64
Contractual value of warrants exercised description	The Company accounted for the contractual value of the exercised and outstanding warrants of $2.64 million (397,604 shares at $6.64 per share) as accrued equity issuable at September 30, 2020. The Company also recorded a loss of $1.26 million during the year ended March 31, 2021, to recognize the discount between the fair value of the underlying shares on October 13, 2020 (the settlement date) of $9.80 per share and the contract price of $6.64 per share.
Loss on extinguishment of debt			223	33
Iox [Member]
Statements [Line Items]
Acquistion, description		Company assumed $2.0 million of 7% convertible notes issued by iOx, a wholly-owned subsidiary of SalvaRx (the "Convertible Notes"), of which the Company holds $1.9 million.
Convertible Notes mature				50
Conversion amount		$ 2,000
Loss on extinguishment of debt